Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2013
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information

1.Basis of Presentation and General Information

Basis of Presentation: Paragon Shipping Inc. (“Paragon”) is a public company incorporated in the Republic of the Marshall Islands on April 26, 2006 and is engaged in the ocean transportation of drybulk cargoes worldwide through the ownership and operation of drybulk carriers. In December 2006, Paragon established a branch in Greece under the provision of Law 89 of 1967, as amended.

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the accounts of Paragon Shipping Inc. and its wholly-owned subsidiaries (collectively the “Company”) as discussed below as of December 31, 2012 and 2013 and for the years ended December 31, 2011, 2012 and 2013.

Drybulk Vessel Owning Subsidiaries:

Vessel Owning Company	Date of Incorporation	Country of Incorporation	Vessel’s Name	Delivery Date	Built	DWT
Trade Force Shipping S.A.	November 15, 2006	Marshall Islands	Deep Seas	December 2006	1999	72,891
Frontline Marine Co.	November 15, 2006	Marshall Islands	Calm Seas	December 2006	1999	74,047
Fairplay Maritime Ltd.	November 15, 2006	Marshall Islands	Kind Seas	December 2006	1999	72,493
Donna Marine Co.	July 4, 2007	Marshall Islands	Pearl Seas	August 2007	2006	74,483
Protea International Inc.	July 17, 2007	Liberia	Sapphire Seas	August 2007	2005	53,702
Reading Navigation Co.	July 17, 2007	Liberia	Diamond Seas	September 2007	2001	74,274
Imperator I Maritime Company	September 27, 2007	Marshall Islands	Coral Seas	November 2007	2006	74,477
Canyon I Navigation Corp.	September 27, 2007	Marshall Islands	Golden Seas	December 2007	2006	74,475
Paloma Marine S.A.	June 19, 2008	Liberia	Friendly Seas	August 2008	2008	58,779
Eris Shipping S.A.	April 8, 2010	Liberia	Dream Seas	July 2010	2009	75,151
Coral Ventures Inc.	August 5, 2009	Liberia	Prosperous Seas	May 2012	2012	37,293
Winselet Shipping & Trading Co. Ltd.	April 6, 2010	Liberia	Precious Seas	June 2012	2012	37,205
Aminta International S.A.	May 5, 2010	Liberia	Priceless Seas (1)	January 2013	2013	37,202

(1) Refer to Notes 4, 5 and 8

Vessel Under Construction Owning Subsidiaries:

Vessel Owning Company	Date of Incorporation	Country of Incorporation	Vessel’s Name / Hull Number	Type	Expected Delivery	DWT / TEU
Irises Shipping Ltd.	October 6, 2009	Marshall Islands	656 (1)	Containership	2014	4,800 TEU
Nereus Navigation Ltd.	May 4, 2010	Marshall Islands	Box King (1)	Containership	2014	4,800 TEU
Adonia Enterprises S.A.	May 5, 2010	Liberia	625 (2)	Drybulk Carrier	2014	37,200 Dwt
Alcyone International Marine Inc.	June 17, 2013	Liberia	DY152 (1)	Drybulk Carrier	2014	63,500 Dwt
Neptune International Shipping & Trading S.A.	June 17, 2013	Liberia	DY153 (1)	Drybulk Carrier	2014	63,500 Dwt

(1) Refer to Notes 4 and 5

(2) Refer to Notes 4, 5 and 8

Non-Vessel Owning Subsidiaries:

Non-Vessel Owning Company	Date of Incorporation	Country of Incorporation
Camelia Navigation S.A.	November 15, 2006	Marshall Islands
Explorer Shipholding Limited	November 15, 2006	Marshall Islands
Epic Investments Inc.	December 21, 2006	Marshall Islands
Opera Navigation Co.	December 21, 2006	Marshall Islands
Ovation Services Inc.	September 16, 2009	Marshall Islands
Letitia Shipping Limited	May 4, 2010	Marshall Islands
Ardelia Navigation Limited	June 15, 2010	Liberia
Eridanus Trading Co.	July 1, 2010	Liberia
Delphis Shipping Company S.A.	February 7, 2011	Liberia

Effective November 5, 2012, the Company effectuated a 10-for-1 reverse stock split on its issued and outstanding common stock (refer to Note 11). All share and per share amounts disclosed in the accompanying consolidated financial statements give effect to the respective stock split retroactively, for all the periods presented.

The Company outsources the technical and commercial management of its vessels to Allseas Marine S.A. (“Allseas”), a related party wholly owned by Mr. Michael Bodouroglou, the Company’s Chairman, President and Chief Executive Officer (refer to Note 3).

As of December 31, 2013, Mr. Michael Bodouroglou beneficially owned 38.0% of the Company’s common stock.

Major Charterers: The following charterers individually accounted for more than 10% of the Company’s charter revenue for the years ended December 31, 2011, 2012 and 2013:

Charterer	Percentage of charter revenue
	2011	2012	2013
Deiulemar Shipping S.P.A.	27.7%	-	-
Deiulemar Compagnia Di Navigazione S.P.A.	13.0%	-	-
Intermare Transport GmbH	19.9%	24.1%	13.4%
Morgan Stanley Capital Group Inc.	-	15.7%	-
Mansel Ltd.	-	16.6%	-
Cargill International S.A.	-	19.2%	33.6%